Stockholder's Equity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Authorized shares of common stock (in shares)	1,000,000	1,000,000
Common stock, par value (in dollars per share)	$ 5	$ 5
Issued shares of common stock (in shares)	1,000,000	1,000,000
Outstanding shares of common stock (in shares)	1,000,000	1,000,000
Dividends paid	$ 27.0	$ 15.0	$ 61.0
Cash dividends paid	$ 27.0	$ 15.0	1.9
Investments dividends paid			$ 59.1